(1) OPERATIONS (Details)	12 Months Ended
Dec. 31, 2018 Consumer Municipality
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	Interior of São Paulo
Number of municipalities | Municipality	234
Approximate number of consumers | Consumer	4,496
Concession period	30 years
End of the concession	Nov. 01, 2027
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct 100%
Location (state)	Interior and coast of São Paulo
Number of municipalities | Municipality	27
Approximate number of consumers | Consumer	1,756
Concession period	30 years
End of the concession	Oct. 01, 2028
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Publicly-held corporation
Equity interest	Direct and Indirect 100%
Location (state)	Interior of Rio Grande do Sul
Number of municipalities | Municipality	373
Approximate number of consumers | Consumer	2,871
Concession period	30 years
End of the concession	Nov. 01, 2027
Companhia Jaguari de Energia ( "CPFL Santa Cruz") [Member]
DisclosureOfOperationsLineItems [Line Items]
Company type	Privately-held corporation
Equity interest	Direct 100%
Location (state)	Interior of São Paulo, Paraná and Minas Gerais
Number of municipalities | Municipality	45
Approximate number of consumers | Consumer	457
Concession period	30 years
End of the concession	Jul. 01, 2045